Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Marc Rubin		David Lazar
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Summary Compensation Table Total for Non-PEO NEOs(3)	Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Loss
2022	$426,248	$429,495	$152,250	$152,250	$362,340	$361,412	$23.80	$(10,206,000)
2021	$884,247	$578,213	$-	$-	$877,644	$578,101	$31.00	$(8,776,000)

Named Executive Officers, Footnote [Text Block]	During 2022, our Chief Executive Officer was Marc Rubin through August 15, 2022, and David Lazar was appointed as our Chief Executive Officer and PEO effective as of August 15, 2022. During 2021, our PEO was Dr. Rubin.
Adjustment To PEO Compensation, Footnote [Text Block]

Dr. Rubin	2022 ($)	2021 ($)
Summary Compensation Table Total	$426,248	$884,247
Less, value of Stock Awards reported in Summary Compensation Table	(57,782)	(490,003)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	-	39,486
Plus, fair value of outstanding and vested equity awards granted in the year	49,514	144,534
Plus, year over year change in fair value of equity awards granted in prior years that vested in the year	11,515	-
Compensation Actually Paid to Dr. Rubin	$429,495	$578,264

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Dr. Beebe DeVarney	2022	2021
Summary Compensation Table Total	$362,340	$877,644
Less, value of Stock Awards reported in Summary Compensation Table	(54,340)	(490,003)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	-	39,486
Plus, fair value of outstanding and vested equity awards granted in the year	41,896	144,534
Plus, year over year change in fair value of equity awards granted in prior years that vested in the year	11,515	-
Compensation Actually Paid to Dr. Beebe DeVarney	$361,411	$571,661

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 23.80	$ 31.00
Net Income (Loss) Attributable to Parent	$ (10,206,000)	$ (8,776,000)
PEO Name	David Lazar	Dr. Rubin
Marc Rubin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 426,248	$ 884,247
PEO Actually Paid Compensation Amount	429,495	578,213
David Lazar [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	152,250
PEO Actually Paid Compensation Amount	152,250
Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	362,340	877,644
Non-PEO NEO Average Compensation Actually Paid Amount	361,412	578,101
Dr. Rubin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	426,248	884,247
PEO Actually Paid Compensation Amount	429,495	578,264
Dr. Rubin [Member] | Less, value of Stock Awards reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(57,782)	(490,003)
Dr. Rubin [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		39,486
Dr. Rubin [Member] | Plus, fair value of outstanding and vested equity awards granted in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	49,514	144,534
Dr. Rubin [Member] | Plus, year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,515
Dr. Beebe De Varney [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	362,340	877,644
Non-PEO NEO Average Compensation Actually Paid Amount	361,411	571,661
Dr. Beebe De Varney [Member] | Less, value of Stock Awards reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(54,340)	(490,003)
Dr. Beebe De Varney [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		39,486
Dr. Beebe De Varney [Member] | Plus, fair value of outstanding and vested equity awards granted in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	41,896	144,534
Dr. Beebe De Varney [Member] | Plus, year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 11,515